EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 318 (“Amendment No. 318”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 318 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-000979) on June 26, 2019:

Parametric Dividend Income Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: July 2, 2019